(Loss) earnings per share (Tables)	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Schedule of earnings (loss) per share

	Three months ended November 30,
	2025	2024
Net (loss) income attributable to shareholders	$(4,168)	$981
Weighted average number of common shares for basic EPS(1)	294,905,664	291,668,469
Effect of dilutive stock options, warrants, RSUs and share awards	-	1,826,542
Weighted average number of common shares for EPS(1)	294,905,664	293,495,011

(1)	The weighted average number of common shares for basic and diluted EPS include the effect of 9.2 million gross number of vested, but unissued, common shares relating to common share awards and RSUs.